Available-for-Sale Securities - Information on Securities (Details) $ in Thousands	Jan. 28, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 01, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Securities, Available-for-sale [Line Items]
Cost				$ 15,000
Interest				833
Unrealized Gains				4
Unrealized Losses				(20)
Impairment		$ (15,886)		(15,817)
Estimated Fair Value		3,312
Principal		33,598		57,811	$ 565
Silk EV Note | Convertible Debenture
Debt Securities, Available-for-sale [Line Items]
Principal	$ 15,000
Interest rate of convertible note	6.00%		6.00%
Conversion ratio (as a percent)	0.80
Silk EV | Convertible promissory note and interest
Debt Securities, Available-for-sale [Line Items]
Cost	$ 15,000			15,000
Interest				833
Unrealized Gains				4
Unrealized Losses				(20)
Impairment		$ (15,886)		$ (15,817)
Estimated Fair Value	$ 15,000